Average Annual Total Returns - Institutional Shares - Janus Henderson Mid Cap Value Portfolio	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	(0.92%)	8.63%	8.04%	9.91%	May 01, 2003	4.96%	9.73%	10.49%	10.86%